Organization (Narrative) (Details) - Hammerhead Energy Inc. [Member]	Dec. 31, 2022 $ / shares shares
Disclosure of information about consolidated structured entities [line items]
Number of shares issued | shares	1
Par value per share | $ / shares	$ 10